TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The IRS has determined and informed the Plan sponsor by a letter dated December 4, 2014, that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended and restated since receiving the determination letter, the Plan administrator believes that the Plan is currently designed and is currently being operated in compliance with the applicable regulations of the IRC and therefore believes that the Plan is qualified and the related trust is tax-exempt.
Accounting principles generally accepted in the United States of America require the Plan administrator to evaluate tax positions taken by the Plan and recognize a tax liability or asset if the Plan has taken an uncertain tax position that more likely than not would be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.